Business Combination (Details)	Oct. 10, 2024 CNY (¥)	Oct. 10, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Mar. 18, 2025	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 15, 2024
Oranda Supply Chain Management Co., Ltd [Member]
Business Combination [Line Items]
Percentage of acquired interest	51.00%	51.00%			51.00%				51.00%
Equity interest	¥ 416,179	$ 57,840
Shenzhen Jiniu International Logistics Co Ltd [Member]
Business Combination [Line Items]
Percentage of acquired interest					51.00%				51.00%	51.00%
Net assets					¥ 19,755				$ 2,748
Net loss					¥ 412,124	$ 57,332
HYTX Warehouse Inc. (“HYTX”) [Member]
Business Combination [Line Items]
Percentage of acquired interest			51.00%					51.00%
Net assets			¥ 11,960					$ 1,732
HK (FASTFLY) International Logistics Co.,Limited [Member]
Business Combination [Line Items]
Percentage of acquired interest			51.00%					51.00%
Net assets			¥ 14,937					$ 2,078
Net loss			¥ 12,877	$ 1,791
Jiniu’s [Member]
Business Combination [Line Items]
Percentage of acquired interest			49.00%					49.00%
FASTFLY [Member]
Business Combination [Line Items]
Percentage of acquired interest			49.00%					49.00%
Subsequent Event [Member] | HYTX Warehouse Inc. (“HYTX”) [Member]
Business Combination [Line Items]
Percentage of acquired interest							51.00%